General information	12 Months Ended
Dec. 31, 2020
General information.
General information

1. General information

Galapagos NV is a limited liability company incorporated in Belgium and has its registered office at Generaal De Wittelaan L11 A3, 2800 Mechelen, Belgium. In the notes to the consolidated financial statements, references to “we,” “us,” “the group” or “Galapagos” include Galapagos NV together with its subsidiaries.

R&D

The research and development (“R&D”) operations are specialized in the discovery and development of small molecules. Our ambition is to become a leading global biotechnology company focused on the development and commercialization of novel medicines. Our strategy is to leverage our unique and proprietary target discovery platform, which facilitates our discovery and development of therapies with novel modes of action.

The components of the operating result presented in the financial statements include the following companies: Galapagos NV, Galapagos Biopharma Belgium BV, Galapagos Real Estate Belgium BV (Mechelen, Belgium); Galapagos SASU (Romainville, France); Galapagos B.V., Galapagos Biopharma Netherlands B.V. and Galapagos Real Estate Netherlands B.V. (Leiden, the Netherlands); Galapagos, Inc. and its subsidiary Xenometrix, Inc. (United States); Galapagos GmbH (Basel, Switzerland); Galapagos Biotech Ltd. (Cambridge, UK), Galapagos Biopharma Germany GmbH (München, Germany), Galapagos Biopharma Spain S.L.U. (Madrid, Spain) and Galapagos Biopharma Italy S.r.l. (Milan, Italy).

Our continuing operations had 1,304 employees on December 31, 2020 working in the operating facilities in Mechelen (the Belgian headquarters), the Netherlands, France, Switzerland, Germany, Italy, Spain, the United States, and United Kingdom.

On November 23, 2020 we signed a share purchase agreement with Selvita S.A. in relation to the disposal of Fidelta d.o.o. (our fee-for-service segment). Fidelta d.o.o. had 185 employees on December 31, 2020 working in the operating facilities in Croatia. As net assets associated with our fee-for-service business will be recovered principally through a sale transaction rather than through continuing use, we classified these assets and the associated liabilities as held for sale in our financial statements for the year ended December 31, 2020. The transaction was completed on January 4, 2021 for a total consideration of €37.1 million (including the customary adjustments for cash and working capital).

Impact of COVID-19 on the financial statements

To date, we have experienced limited impact on our financial performance, financial position, cash flows and significant judgements and estimates, although we continue to face additional risks and challenges associated with the impact of the outbreak.